Consolidated statements of profit or loss and total comprehensive income or loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Profit or loss and total comprehensive income
Revenues		$ 378,687	$ 383,201	[1]	$ 401,806	[1]
Net pool allocation		1,058	3,700	[1]
Voyage expenses and commissions		(7,308)	(7,506)	[1]	(5,033)	[1]
Vessel operating costs		(76,742)	(73,697)	[1]	(76,272)	[1]
Depreciation		(89,309)	(87,584)	[1]	(87,048)	[1]
General and administrative expenses		(19,401)	(19,754)	[1]	(15,719)	[1]
Impairment loss on vessels		(138,848)
Profit from operations		48,137	198,360	[1]	217,734	[1]
Financial costs		(71,998)	(72,714)	[1]	(70,793)	[1]
Financial income		1,887	2,448	[1]	1,036	[1]
Gain/(loss) on derivatives		(12,795)	(48)	[1]	121	[1]
Total other expenses, net		(82,906)	(70,314)	[1]	(69,636)	[1]
Profit/(loss) for the year		(34,769)	128,046	[1]	148,098	[1]
Total comprehensive income/(loss) for the year		$ (34,769)	$ 128,046	[1]	$ 148,098	[1]
Common units
Earnings/(loss) per unit attributable to the Partnership, basic and diluted:
Earnings/(loss) per unit (basic)		$ (1.43)	$ 1.77	[1]	$ 2.09	[1]
Earnings/(loss) per unit (diluted)		(1.43)	1.76	[1]	2.09	[1]
Subordinated units
Earnings/(loss) per unit attributable to the Partnership, basic and diluted:
Earnings/(loss) per unit (basic)					0.52
Earnings/(loss) per unit (diluted)					0.52
Earnings/(loss) per unit (basic and diluted)	[1]				0.52
General partner units
Earnings/(loss) per unit attributable to the Partnership, basic and diluted:
Earnings/(loss) per unit (basic)		(1.52)	1.83		2.18
Earnings/(loss) per unit (diluted)		(1.52)	1.83		2.18
Earnings/(loss) per unit (basic and diluted)		$ (1.52)	$ 1.83	[1]	$ 2.18	[1]

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog (Note 1).